THE PAUL REVERE VARIABLE ANNUITY
CONTRACT ACCUMULATION FUND

Semiannual Report

June 30, 2002

THE PAUL REVERE VARIABLE ANNUITY INSURANCE COMPANY

A subsidiary of
UnumProvident Corporation

Board Of Managers
The Accumulation Fund
Donald E. Boggs, Chairman
Gordon T. Miller, Vice Chairman
David G. Fussell
Joan Sadowsky
William J. Short

THE PAUL REVERE VARIABLE ANNUITY INSURANCE COMPANY
Worcester, Massachusetts 01608

This report and the financial statements attached are submitted for the general information of contract owners and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale of The Paul Revere Variable Annuity Insurance Company contracts. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Semiannual Report
June 30, 2002

2

To Our Contract Owners and Participants:

Despite a fourth-quarter rally in 2001, the market volatility we witnessed over the past two years has continued into 2002. As of June 30th, most U. S. equity indices have retreated since December; bond performance has been decidedly mixed year to date; and many international equity indices have outperformed the U. S. market this year. Federal Reserve Board (Fed) Chairman Alan Greenspan has declared that, in fact, the recession is over, and many financial experts have agreed with him. We are beginning to see growth again in the U. S. economy and in economies around the globe. But we would qualify that with a caution that the exciting growth rates of the 1990’s are not coming back any time soon.

Our view of the situation is that corporate profits still look weak, despite the recession being over. We think the markets may be bumping along the bottom for a bit longer before a recovery gathers steam. In past economic recoveries, we have usually witnessed a sharp rebound in corporate earnings. In this recovery, however, we believe a market recovery has been stymied by several issues that have held back earnings and profit growth and also created something of a crisis of confidence among investors. Perhaps the most crippling factor of all has been excess capacity. Created in the exuberance of the late 1990’s, excess capacity in some industries, notably technology and telecom, has led to weak pricing, and therefore weak profits and falling stock prices. In addition, the collapse of WorldCom in June threatened to eclipse the losses inflicted on investors by Enron—and gave the public one more reason to question corporate accounting in general. A third factor has been the huge debt loads taken on by fast-growing firms in the late 1990’s—which have become hard to repay in the current slow-growth environment.

As investors have shunned many formerly “hot” companies with high debt loads, the market has rotated to favor industries that once seemed sleepy compared to technology or telecom. Some of the best performers so far in 2002 have been firms in the basic materials sector that make products like paper or industrial gases and consumer staples firms that make the necessities of daily life, from soft drinks to bath soap. Healthcare services firms, many of which address the issue of rising healthcare costs, have also done well.

The significant magnitude and extended duration of the decline in markets we have been experiencing has been extremely challenging. Especially in contrast to the unusually strong preceding decade, it may appear as though something is wrong with the markets. However, this correction represents a fairly typical pattern of markets returning to historical norms and flushing excesses out in the process. These excesses, including both over investment in a variety of industries and overstated revenues, were extreme, as reflected in the magnitude of the correction. Whether the correction is nearing its end is difficult to gauge. We continue to be sensitive to the volatility in the markets, and very focused on valuation of individual securities. Earnings validity, always an important part of the analysis process, has become even more critical. By staying diversified and maintaining a long-term perspective, we are endeavoring to apply our bottom-up fundamental research to identify the unique opportunities these markets create.

Near term, we expect the equity market to remain difficult, as a number of companies are likely to announce disappointing second and third quarter results. Looking forward, the gradual strengthening of the economy should fuel stronger company fundamentals in 2003, and an increase in capital expenditures by year-end. We remain underweight in technology, healthcare, and we are investing in companies with the most attractive earnings prospects across a broad range of industries, because we believe that the recovery will be company specific, not necessarily industry specific.

Sincerely,

By:	/s/ DONALD E. BOGGS
Donald E. Boggs Chairman, Board of Managers The Paul Revere Variable Annuity Contracts Accumulation Fund Senior Vice-President and Deputy Risk Manager The Paul Revere Variable Annuity Company

3

THE PAUL REVERE VARIABLE ANNUITY CONTRACT ACCUMULATION FUND
Financial Statements
(Unaudited)

June 30, 2002

Statement of Assets and Liabilities
(Unaudited)

	As of June 30, 2002
	Series Q (Qualified)	Series N (Non-Qualified)
ASSETS

Investments in securities at market value
(Cost: Series Q 2002—$11,171,996)
(Cost: Series N 2002—$2,121,247)
(see Schedule of Investments)	$9,403,801	$1,759,274
Cash	1,938	33,462
Dividends and interest receivable	4,538	891
Receivable for investments sold	1,550,451	202,639

Total assets	10,960,728	1,996,266

LIABILITIES

Payable for investments purchased	1,687,566	217,502
Payable to The Paul Revere Variable Annuity Insurance Company	33,037	13,799

Total liabilities	1,720,603	231,301

TOTAL NET ASSETS	$9,240,125	$1,764,965

CONTRACT OWNERS’ EQUITY

Deferred contracts terminable by owner	$6,837,715	$848,776
Currently payable contracts	2,402,410	916,189

Total net assets	$9,240,125	$1,764,965

ACCUMULATION UNITS OUTSTANDING	877,604	171,041

NET ASSET VALUE PER ACCUMULATION UNIT	$10.529	$10.319

See accompanying notes to financial statements.

Statements of Changes in Net Assets
(Unaudited)

	Six Months Ended June 30, 2002 Series Q (Qualified)	Year Ended December 31, 2001 Series Q (Qualified)
INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment loss	$(41,499)	$(143,177)
Net realized loss on investments	(1,628,379)	(2,319,462)
Net decrease in unrealized appreciation of investments	(1,296,534)	(2,654,017)

Decrease in net assets from operations	(2,966,412)	(5,116,656)
Contract receipts:
Gross purchase payments received	2,371	14,849
Deductions from purchase payments	(296)	(108)

Net purchase payments received	2,075	14,741
Payments to contract owners:
Annuity payments to contract owners	151,940	433,639
Terminations and withdrawals to contract owners	459,503	3,683,993

Total payments to contract owners	611,443	4,117,632

Net contract payments to contract owners	(609,368)	(4,102,891)

Total decrease in net assets	(3,575,780)	(9,219,547)

NET ASSETS

Beginning of period	12,815,905	22,035,452

End of period	$9,240,125	$12,815,905

	Six Months Ended June 30, 2002 Series N (Non-Qualified)	Year Ended December 31, 2001 Series N (Non-Qualified)
INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment loss	$(10,461)	$(37,748)
Net realized loss on investments	(311,382)	(564,353)
Net decrease in unrealized appreciation of investments	(270,413)	(646,717)

Decrease in net assets from operations	(592,256)	(1,248,818)
Contract receipts:
Gross purchase payments received	—	215
Deductions from purchase payments	—	13

Net purchase payments received	—	202
Payments to contract owners:
Annuity payments to contract owners	87,583	230,266
Terminations and withdrawals to contract owners	47,361	1,031,647

Total payments to contract owners	134,944	1,261,913

Net contract payments to contract owners	(134,944)	(1,261,711)

Total decrease in net assets	(727,200)	(2,510,529)

NET ASSETS

Beginning of period	2,492,165	5,002,694

End of period	$1,764,965	$2,492,165

See accompanying notes to financial statements.

Statement of Operations
(Unaudited)

Six Months Ended June 30, 2002 Series Q (Qualified)
INVESTMENT INCOME (LOSS)

Income:
Dividends	$33,187
Interest	15,010

Total income	48,197

Expenses:
Mortality and expense risk fees	55,664
Investment management and advisory service fees	27,832
Professional services	6,200

Total expenses	89,696

Net investment loss	(41,499)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

Net realized loss on investments sold	(1,628,379)
Net decrease in unrealized appreciation of investments	(1,296,534)

Net realized and unrealized loss on investments	(2,924,913)

Decrease in net assets from operations	$(2,966,412)

Six Months Ended June 30, 2002 Series N (Non-qualified)
INVESTMENT INCOME (LOSS)

Income:
Dividends	$6,419
Interest	2,990

Total income	9,409

Expenses:
Mortality and expense risk fees	10,767
Investment management and advisory service fees	5,383
Professional services	3,720

Total expenses	19,870

Net investment loss	(10,461)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

Net realized loss on investments sold	(311,382)
Net decrease in unrealized appreciation of investments	(270,413)

Net realized and unrealized loss on investments	(581,795)

Decrease in net assets from operations	$(592,256)

See accompanying notes to financial statements.

Schedule of Investments
June 30, 2002
(Unaudited)

Securities of Unaffliated Companies	Number of Shares	Series Q (Qualified)		% of Net Assets	Number of Shares	Series N (Non–Qualified)		% of Net Assets
		Cost	Market Value			Cost	Market Value
Common Stocks

Aerospace / Defense
Northrop Grumman Corp.	500	$58,494	$62,500	0.68%	100	$11,594	$12,500	0.71%

Beverages
Anheuser-Busch Cos. Inc.	200	10,108	10,000	0.11%

Broadcasting
AOL Time Warner, Inc.*	2,590	67,022	38,099		530	13,917	7,796
Clear Channel Communications, Inc.*	5,040	237,676	161,381		1,010	48,209	32,340
Fox Entertainment Group, Inc.*	6,490	143,990	141,157		1,210	26,981	26,318
Gannett Co., Inc.	1,300	98,874	98,670		300	22,706	22,770
Univision Communications, Inc.*	1,400	47,651	43,960		300	10,056	9,420
Viacom, Inc. Class B*	8,160	345,475	362,059		1,616	69,128	71,702
Walt Disney Co.	1,800	42,861	34,020		300	7,144	5,670

		983,549	879,346	9.52%		198,141	176,016	9.97%

Business Services
Accenture Ltd.	1,200	24,882	22,800		200	4,147	3,800
Cendant Corporation	3,020	53,745	47,958		530	9,338	8,416

		78,627	70,758	0.76%		13,485	12,216	0.69%

Chemicals
Praxair Inc.	900	53,148	51,273	0.55%	200	12,024	11,394	0.64%

Computer Hardware
Dell Computer Corp.*	3,750	83,473	98,025	1.06%	680	15,369	17,775	1.01%

Computer Software—Systems
Affiliated Computer Services Class A*	1,660	34,029	78,817		320	6,965	15,194
Ascential Software Corp.*	69	—	193
Automatic Data Processing Inc.	2,940	154,033	128,037		550	28,991	23,952
BISYS Group, Inc. (The)*	3,260	53,758	108,558		600	9,501	19,980
Brocade Communications Systems Inc.*	2,600	70,285	45,448		500	13,494	8,740
Cadence Design Systems, Inc.*	3,640	79,294	58,677		780	17,001	12,574
Cisco Systems, Inc.*	15,620	463,706	217,899		3,000	95,750	41,850
First Data Corporation	5,040	127,658	189,806		1,000	25,594	37,660
Lexmark International, Inc.*	2,280	116,865	124,032		440	22,508	23,936
Microsoft Corporation*	4,900	263,184	265,188		900	48,323	48,708
Oracle Corporation*	15,400	228,400	145,838		3,210	47,901	30,399
PeopleSoft Inc.*	2,940	75,571	43,747		600	15,452	8,928
Rationale Software Corporation*	5,080	144,818	41,707		1,120	31,628	9,195
Sabre Holdings Corp.*	700	29,573	25,060		200	8,356	7,160
Siebel Systems, Inc.*	1,020	30,608	14,504		260	8,891	3,697
SunGard Data Systems, Inc.*	3,560	92,290	94,269		640	16,737	16,947
Veritas Software Corporation*	4,665	242,767	92,320		930	55,072	18,405

		2,206,839	1,674,100	18.12%		452,164	327,325	18.54%

Consumer Goods & Services
Gillette Company (The)	3,160	90,582	107,029		450	12,956	15,242
International Paper Company	1,530	58,909	66,677		230	8,852	10,023
Kimberly-Clark Corp.	1,000	59,235	62,000		200	11,909	12,400
Nike, Inc.	1,620	76,903	86,913		320	15,888	17,168
Philip Morris Cos., Inc.	2,000	110,104	87,360		400	22,014	17,472

		395,733	409,979	4.43%		71,619	72,305	4.10%

Electrical Equipment
Danaher Corp.	1,740	92,207	115,449	1.25%	330	16,929	21,896	1.24%

See accompanying notes to financial statements.

Schedule of Investments—(Continued)
June 30, 2002
(Unaudited)

	Number Of Shares	Series Q (Qualified)		% of Net Assets	Number Of Shares	Series N (Non-Qualified)		% of Net Assets
		Cost	Market Value			Cost	Market Value
Electronics
Texas Instruments Inc.	3,500	$85,673	$82,950	0.90%	670	$16,714	$15,879	0.90%

Energy
Anadarko Petroleum Corp.	2,030	97,591	100,079		440	21,542	21,692
Baker Hughes, Inc.	1,400	51,994	46,606		300	11,090	9,987

		149,585	146,685	1.59%		32,632	31,679	1.80%

Financial Institutions
American Express Co.	2,600	95,376	94,432		520	19,075	18,886
Capital One Financial Corp.	900	45,780	54,945		200	10,435	12,210
Citigroup, Inc.	4,304	163,141	166,780		836	32,795	32,395
Concord EFS, Inc.*	4,770	120,583	143,768		990	25,307	29,839
Freddie Mac	2,550	156,191	156,060		490	30,259	29,988
Goldman Sachs Group Inc.	1,830	135,320	134,230		320	23,645	23,472
Mellon Financial Corp.	3,840	132,397	120,691		770	26,159	24,201
Merrill Lynch & Company, Inc.	3,050	143,040	123,525		630	29,181	25,515
Morgan Stanley Dean Witter & Company	1,320	75,984	56,866		220	12,671	9,478

		1,067,812	1,051,297	11.37%		209,527	205,984	11.67%

Food
Kellogg Co.	2,800	100,089	100,408	1.09%	600	21,595	21,516	1.22%

Industrial Conglomerates
3M Company	1,220	115,868	150,060		270	26,983	33,210
General Electric Company	1,780	64,456	51,709		360	13,153	10,458

		180,324	201,769	2.18%		40,136	43,668	2.47%

Insurance
ACE Ltd.	1,850	58,027	58,460		370	13,294	11,692
American International Group, Inc.	3,122	216,253	213,014		587	40,845	40,051
Chubb Corp.	500	33,425	35,400		100	6,675	7,080
MetLife, Inc.	3,070	88,370	88,416		550	15,761	15,840
Travelers Property Casualty Corp.*	3,800	70,919	67,260		800	14,558	14,160
XL Capital Ltd.	1,620	147,961	137,214		340	30,724	28,798

		614,955	599,764	6.49%		121,857	117,621	6.66%

Leisure & Tourism
Harley-Davidson, Inc.	1,870	68,932	95,875		440	13,668	22,559
Starwood Hotels & Resorts	1,120	33,002	36,837		230	8,608	7,565

		101,934	132,712	1.44%		22,276	30,124	1.71%

Medical & Health Products
Abbott Laboratories	1,910	100,574	71,911		550	28,914	20,707
Amgen Inc.*	1,600	81,290	67,008		300	15,233	12,564
Anthem, Inc.*	1,200	81,181	80,664		200	13,550	13,444
Aventis SA	1,600	118,729	112,688		300	22,254	21,129
Baxter International Inc.	2,400	131,416	106,656		500	27,288	22,220
Eli Lilly and Co.	1,630	127,741	91,932		290	22,493	16,356
Express Scripts Inc.*	2,100	116,226	105,231		400	22,236	20,044
Forest Laboratories Inc.*	500	35,889	35,400		100	7,166	7,080
Genzyme Corp—General Division*	1,420	79,223	27,321		330	19,136	6,349
Healthsouth Corp.*	4,700	66,646	60,113		950	13,447	12,151
IMS Health, Inc.	3,240	83,891	58,158		650	16,625	11,668
Pfizer, Inc.	8,190	341,215	286,650		1,580	59,728	55,300
Pharmacia Corporation	2,400	102,476	89,880		500	21,301	18,725
Stryker Corp.*	1,000	54,896	53,510		200	10,899	10,702
Tenet Healthcare Corp.*	1,900	127,086	135,945		400	27,522	28,620
UnitedHealth Group Inc.	900	65,037	82,395		200	14,431	18,310
Wyeth	4,330	240,342	221,696		910	49,630	46,592

		1,953,858	1,687,158	18.26%		391,853	341,961	19.38%

See accompanying notes to financial statements.

Schedule of Investments—(Continued)
June 30, 2002
(Unaudited)

	Number Of Shares	Series Q (Qualified)		% of Net Assets	Number Of Shares	Series N (Non-Qualified)		% of Net Assets
		Cost	Market Value			Cost	Market Value
Semiconductor Equipment
QLogic Corporation*	1,090	46,850	41,529	0.45%	240	10,544	9,144	0.52%

Semiconductors
Analog Devices, Inc.*	4,710	$211,859	$139,887		970	$41,246	$28,809
Linear Technology Corp.	2,400	95,021	75,432		400	15,867	12,572
Maximum Integrated Products*	1,510	79,525	57,878		310	16,271	11,882
Novellus Systems Inc.*	900	37,818	30,600		200	8,201	6,800
STMicroelectronics N.V.	2,060	63,238	50,120		410	12,977	9,975
Teradyne Inc.*	1,500	40,884	35,250		300	8,157	7,050

		528,345	389,167	4.21%		102,719	77,088	4.37%

Stores
Best Buy Co. Inc.*	900	34,950	32,670		200	7,767	7,260
BJ’s Wholesale Club Inc.*	900	39,812	34,650		200	8,793	7,700
Brinker International Inc.*	1,700	54,262	53,975		300	9,609	9,525
CVS Corporation	1,300	42,591	39,780		300	9,829	9,180
Family Dollar Stores	1,900	61,155	66,975		400	12,736	14,100
Home Depot Inc.	3,800	177,650	139,574		600	28,446	22,038
Kohl’s Corp.*	500	29,008	35,040		110	6,183	7,709
Sears Roebuck and Co.	710	31,190	38,553		110	4,849	5,973
Target Corp.	4,830	181,329	179,386		960	35,949	35,654
Wal-Mart Stores Inc.	1,700	95,347	93,517		300	16,784	16,503

		747,294	714,120	7.73%		140,945	135,642	7.69%

Telecommunications
Amdocs Ltd.*	1,540	45,554	11,627		340	10,121	2,567
American Tower Corporation Class A*	6,270	227,291	21,632		1,400	48,305	4,830
AT&T Wireless Services*	7,950	130,077	46,507		1,730	28,143	10,120
EchoStar Communications Corp. Cl A*	7,480	361,035	138,829		1,120	52,020	20,787
Song Networks Holding AB*	4,810	109,986	866		1,070	23,090	193
Vodafone Group PLC—ADR	5,529	175,293	75,471		1,128	34,673	15,397

		1,049,236	294,932	3.19%		196,352	53,894	3.05%

Transportation
FedEx Corp.	900	50,883	48,060		200	11,317	10,680
United Parcel Service Inc.	1,310	72,053	80,893		210	11,455	12,967

		122,936	128,953	1.40%		22,772	23,647	1.34%

Total Common Stocks		10,711,069	8,942,874	96.78%		2,121,247	1,759,274	99.68%

Short-Term Investments
Federal National Mtg. Association
1.9% Due 7/1/2002	461,000	460,927	460,927	4.99%

Total Investments		$11,171,996	$9,403,801	101.77%		$2,121,247	$1,759,274	99.68%

Other Assets Less Liabilities			(163,676)	(1.77%)			5,691	0.32%

Total Net Assets			$9,240,125	100.00%			$1,764,965	100.00%

*	Non–income producing security.

See accompanying notes to financial statements.

Supplementary Information

Selected Per Unit Data And Ratios
(Unaudited)

		Years Ended December 31,
	Six Months Ended June 30, 2002	2001	2000	1999	1998
PER UNIT DATA (a)
Series Q (Qualified)

Investment income	$0.054	$0.094	$0.117	$0.094	$0.116
Expenses	0.101	0.226	0.374	0.277	0.202

Net investment loss	(0.047)	(0.132)	(0.257)	(0.183)	(0.086)
Net realized and unrealized gains (losses) on investments	(3.281)	(4.577)	(1.398)	5.280	3.836

Net increase (decrease) in net asset value	(3.328)	(4.709)	(1.655)	5.097	3.750
Accumulation unit net asset value:
Beginning of period	13.857	18.566	20.221	15.124	11.374

End of period	$10.529	$13.857	$18.566	$20.221	$15.124

Series N (Non-qualified)

Investment income	$0.053	$0.090	$0.094	$0.083	$0.096
Expenses	0.112	0.251	0.397	0.296	0.212

Net investment income (loss)	(0.059)	(0.161)	(0.303)	(0.213)	(0.116)
Net realized and unrealized gains (losses) on investments	(3.297)	(5.177)	(1.498)	5.894	3.891

Net increase (decrease) in net asset value	(3.356)	(5.338)	(1.801)	5.681	3.775
Accumulation unit net asset value:
Beginning of period	13.675	19.013	20.814	15.133	11.358

End of period	$10.319	$13.675	$19.013	$20.814	$15.133

(a)	The per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the period.

		Years Ended December 31,
	Six Months Ended June 30, 2002	2001	2000	1999	1998
RATIOS
Series Q (Qualified)

Operating expenses to average accumulation fund balance	0.80%	1.55%	1.57%	1.56%	1.57%
Net investment income (loss) to average accumulation fund balance	(0.37%)	(0.90%)	(1.08%)	(1.03%)	(0.67%)
Portfolio turnover rate	41%	79%	102%	98%	143%
Accumulation units outstanding at the end of the period (in thousands)	878	925	1,187	1,385	1,715

Series N (Non-qualified)

Operating expenses to average accumulation fund balance	0.92%	1.70%	1.64%	1.62%	1.63%
Net investment income (loss) to average accumulation fund balance	(0.49%)	(1.09%)	(1.25%)	(1.16%)	(0.90%)
Portfolio turnover rate	43%	78%	101%	103%	143%
Accumulation units outstanding at the end of the period (in thousands)	171	182	263	342	475

See accompanying notes to financial statements.

Supplementary Information

Selected Per Unit Data and Ratios—(Continued)
(Unaudited)

	Years Ended December 31,
	1997	1996	1995	1994	1993
PER UNIT DATA (a)
Series Q (Qualified)

Investment income	$0.177	$0.153	$0.119	$0.081	$0.054
Expenses	0.159	0.133	0.096	0.073	0.079

Net investment income (loss)	0.018	0.020	0.023	0.008	(0.025)
Net realized and unrealized gains (losses) on investments	2.723	1.551	1.711	(0.020)	0.291

Net increase (decrease) in net asset value	2.741	1.571	1.734	(0.012)	0.266
Accumulation unit net asset value:
Beginning of year	8.633	7.062	5.328	5.340	5.074

End of year	$11.374	$8.633	$7.062	$5.328	$5.340

Series N (Non-qualified)

Investment income	$0.135	$0.137	$0.117	$0.099	$0.055
Expenses	0.166	0.134	0.109	0.102	0.092

Net investment income (loss)	(0.031)	0.003	0.008	(0.003)	(0.037)
Net realized and unrealized gains (losses) on investments	2.66	1.459	1.769	(0.023)	0.318

Net increase (decrease) in net asset value	2.629	1.462	1.777	(0.026)	0.281
Accumulation unit net asset value:
Beginning of year	8.729	7.267	5.490	5.516	5.235

End of year	$11.358	$8.729	$7.267	$5.490	$5.516

(a)	The per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the year.

	Years Ended December 31,
	1997	1996	1995	1994	1993
RATIOS
Series Q (Qualified)

Operating expenses to average accumulation fund balance	1.59%	1.57%	1.55%	1.55%	1.56%
Net investment income (loss) to average accumulation fund balance	0.18%	0.24%	0.38%	0.17%	(0.50%)
Portfolio turnover rate	130%	78%	64%	64%	59%
Accumulation units outstanding at the end of the year (in thousands)	1,887	2,093	5,491	5,597	5,700
Series N (Non-qualified)

Operating expenses to average accumulation fund balance	1.67%	1.69%	1.71%	1.73%	1.73%
Net investment income (loss) to average accumulation fund balance	(0.31%)	0.04%	0.13%	(0.05%)	(0.69%)
Portfolio turnover rate	139%	94%	67%	62%	62%
Accumulation units outstanding at the end of the year (in thousands)	530	566	586	604	640

See accompanying notes to financial statements.

Notes to Financial Statements
June 30, 2002
(Unaudited)

1.    Organization

The Paul Revere Variable Annuity Contract Accumulation Fund (“the Fund”) is a separate account of The Paul Revere Variable Annuity Insurance Company (“Paul Revere Variable”), and is registered under the Investment Company Act of 1940 as an open-end diversified investment company. Paul Revere Variable is a wholly-owned subsidiary of The Paul Revere Life Insurance Company (“Paul Revere Life”) which in turn is wholly-owned by The Paul Revere Corporation which is wholly-owned by UnumProvident Corporation, formerly Provident Companies, Inc. (“Provident”). The Fund is the investment vehicle for Paul Revere Variable’s tax-deferred group annuity contracts.

2.    Accounting policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

Common and preferred stocks are stated at market values which are based on the last sales prices at June 30, 2002, as reported on national security exchanges or the closing bid prices for unlisted securities as reported by investment dealers. Short-term notes are stated at amortized cost which approximates market value. Unrealized investment gains and losses are included in contract owners’ equity. Realized gains and losses on investments sold are determined on the basis of specific identification of investments. Security transactions are accounted for on the day after the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is accrued on a daily basis.

The Fund does not distribute net investment income and net realized capital gains through dividends to contract owners. The allocation of net investment income and net realized capital gains occurs automatically in the daily determination of unit net asset values. They are, therefore, included in the value of the contracts in force and in payments to contract owners.

Contract owners’ equity is comprised of two components. Deferred contracts terminable by owner represents amounts attributable to contracts which have not yet annuitized. Currently payable contracts include amounts equivalent to the annuity reserves relating to contracts with current annuities. Annuity reserves are computed for currently payable contracts according to the 1900 Progressive Annuity Mortality Table. The assumed interest rate is either 3.5% or 5% according to the option elected by the annuitant at the time of conversion. Paul Revere Variable bears all the mortality risk associated with these contracts.

3.    Investment advisor

Paul Revere Variable acts as investment advisor and underwriter to the Fund and provides mortality and expense guarantees to holders of variable annuity contracts. For these services, Paul Revere Variable receives mortality and expense risk fees and investment management and advisory service fees as shown on the statement of operations which, on an annual basis, will not exceed 2% of the average daily net asset value of the Fund.

Certain administrative services of the Fund are provided by The Variable Annuity Life Insurance Company (“VALIC”) under a contract dated May 15, 1998. These services include processing of unit transactions and daily unit value calculations subsequent to December 1, 1998 as well as accounting and other services.

4.    Investment sub-advisor

Under an investment sub-advisory agreement with MFS Institutional Advisors, Inc. (“MFSI”), MFSI provides investment management services to Paul Revere Variable for a fee which, on an annual basis, will equal 0.35% of the average daily net assets of each series of the Fund. This fee is borne by Paul Revere Variable only and does not represent an additional charge to the Fund.

Notes to Financial Statements—(Continued)
June 30, 2002
(Unaudited)

5.      Federal income taxes

The Fund’s operations are included with those of Paul Revere Variable, which is taxed as a life insurance company under the Internal Revenue Code and is included in a consolidated federal tax return filed by Paul Revere Life. In the opinion of Paul Revere Variable management, current law provides that investment income and capital gains from assets maintained in the Fund for the exclusive benefit of the contract owners are generally not subject to federal income tax. However, to the extent that Paul Revere Variable incurs federal income taxes based on the income from the Fund’s assets, the Fund will be charged. No charges for federal income taxes have been made since the inception of the Fund.

6.      Security transactions

The aggregate cost of securities purchased and proceeds of securities sold, other than securities with maturities of one year or less, were as follows:

	Series Q (Qualified)		Series N (Non-qualified)
	Purchases	Sales	Purchases	Sales
June 30, 2002	$4,391,942	$5,013,183	$901,531	$1,017,236
December 31, 2001	$12,300,858	$16,774,915	$2,679,997	$4,242,101

At June 30, 2002, net unrealized depreciation of investments in Series Q, amounting to $1,768,195, consisted of unrealized gains of $428,945 and unrealized losses of $2,197,140, net unrealized depreciation of investments in Series N, amounting to $361,973, consisted of unrealized gains of $81,502 and unrealized losses of $443,475.

7.      Accumulation units

The change in the number of accumulation units outstanding were as follows:

	Series Q (Qualified)
	Six Months Ended June 30, 2002	Year Ended 2001
Units outstanding at beginning of period	924,860	1,186,884
Units credited to contracts:
Net purchase payments	161	929
Units withdrawn from contracts:
Annuity payments	12,349	28,522
Terminations and withdrawals	35,068	234,431

Net units withdrawn	47,417	262,953

Contract units withdrawn in excess of units credited	(47,256)	(262,024)

Units outstanding at end of period	877,604	924,860

Notes to Financial Statements—(Continued)
June 30, 2002
(Unaudited)

8.    Accumulation units (continued)

	Series N (Non-qualified)
	Six Months Ended June 30, 2002	Year Ended 2001
Units outstanding at beginning of period	182,247	263,120
Units credited to contracts:
Net purchase payments	—	12
Units withdrawn from contracts:
Annuity payments	7,217	15,115
Terminations and withdrawals	3,989	65,770

Net units withdrawn	11,206	80,885

Contract units withdrawn in excess of units credited	(11,206)	(80,873)

Units outstanding at end of period	171,041	182,247